CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Avalanche Treasury Company, LLC Ordinary Shares	Avalanche Treasury Company, LLC Subscription Receivable	Avalanche Treasury Company, LLC Accumulated Deficit	Avalanche Treasury Company, LLC	Ordinary Shares	Subscription Receivable	Accumulated Deficit	Total
Ending balance at Dec. 31, 2025	$ 215,917,042	$ (5,922,749)	$ (59,595,550)	$ 150,398,743	$ 10	$ (10)	$ (145,382)	$ (145,382)
Ending balance (in shares) at Dec. 31, 2025	27,368,672			27,368,672	1,000			1,000
Beginning balance at Aug. 19, 2025	$ 0	0	0	$ 0
Beginning balance (in shares) at Aug. 19, 2025	0
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
Net loss			(59,595,550)	(59,595,550)
Ending balance at Dec. 31, 2025	$ 215,917,042	(5,922,749)	(59,595,550)	$ 150,398,743	$ 10	(10)	(145,382)	$ (145,382)
Ending balance (in shares) at Dec. 31, 2025	27,368,672			27,368,672	1,000			1,000
Beginning balance at Sep. 21, 2025					$ 0	0	0	$ 0
Beginning balance (in shares) at Sep. 21, 2025					0
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
Net loss					$ 0	0	(145,382)	(145,382)
Ending balance at Dec. 31, 2025	$ 215,917,042	(5,922,749)	(59,595,550)	$ 150,398,743	$ 10	(10)	(145,382)	$ (145,382)
Ending balance (in shares) at Dec. 31, 2025	27,368,672			27,368,672	1,000			1,000
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
Partial subscription received		270,027		$ 270,027
Change in fair value related to subscription receivable collected	$ (527,720)	527,720
Net loss			(26,780,242)	(26,780,242)			(139,635)	$ (139,635)
Ending balance at Mar. 31, 2026	$ 215,389,322	$ (5,125,002)	$ (86,375,792)	$ 123,888,528	$ 10	$ (10)	$ (285,017)	$ (285,017)
Ending balance (in shares) at Mar. 31, 2026	27,368,672			27,368,672	1,000			1,000